Segment information (Details)	12 Months Ended
	Dec. 31, 2024 CHF (SFr) segment	Dec. 31, 2023 CHF (SFr)		Dec. 31, 2022 CHF (SFr)
Segments
Number of segments | segment	1
Collaborative research funding	SFr 404,102	SFr 1,612,953		SFr 1,422,438
Other service income	5,940	4,235		22,521
Revenue and other operating income	410,042	1,617,188		1,444,959
Long-lived assets	7,136,940	407,280
Operating costs	3,165,275	3,860,155	[1]	11,985,860	[1]
Capital expenditure	1,273	6,842		581
Switzerland
Segments
Long-lived assets	7,136,602	406,946
Operating costs	3,129,444	3,844,670		11,954,516
United States of America
Segments
Operating costs	31,276	11,117		26,748
France
Segments
Long-lived assets	338	334
Operating costs	4,555	4,368		4,597
Indivior PLC
Segments
Revenue and other operating income	404,102	1,612,953		1,422,438
Other counterparties
Segments
Revenue and other operating income	SFr 5,940	SFr 4,235		SFr 22,521

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented